Derivatives (Details) - Interest rate swap R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value			$ (1,647)	$ 1,987
07/16/2026
Disclosure of detailed information about financial instruments [line items]
Nominal value	R$ 102,173	R$ 108,929	$ 16,500	$ 22,500
Floating rate receivable	SOFR overnight	SOFR overnight
Fixed rate payable	3.09%	3.07%	3.09%	3.07%
Fair value			$ 723	$ 1,423
07/07/2026
Disclosure of detailed information about financial instruments [line items]
Nominal value	R$ 57,500	R$ 78,571	$ 0	$ 0
Floating rate receivable	CDI	CDI
Fixed rate payable	4.90%	4.90%	4.90%	4.90%
Fair value			$ (2,370)	$ 564